SALARIES AND EMPLOYEES BENEFITS (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Salaries and employees benefits expense [Abstract]
Salaries		S/ 2,245,944	S/ 2,090,835	S/ 1,958,770
Vacations, medical assistance and others		368,194	342,435	285,891
Bonuses		313,313	280,568	271,712
Workers profit sharing	[1]	311,459	165,091	164,716
Additional participation		305,122	342,065	165,859
Social security		245,730	213,640	209,782
Severance indemnities		174,297	159,845	151,725
Share-based payment plans		88,721	73,997	104,499
Total		S/ 4,052,780	S/ 3,668,476	S/ 3,312,954

[1]	The variation corresponds mainly comprises a higher provision of legal profit sharing compared to 2021 by BCP.